Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans Which cover Approximately 00% of Total Pension Plan (Detail)	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	1.90%
Inflation	2.20%	2.30%
Rate of increase in salaries	2.90%	2.90%
Rate of increase for pensions in payment (where provided)	2.10%	2.20%
Rate of increase for pensions in deferment (where provided)	2.30%	2.40%
Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	3.90%
Rate of increase in salaries	3.00%	3.00%
Long-term medical cost inflation	5.10%	5.40%